Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2017
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities

A summary of “Other liabilities” as of September 30, 2017 and December 31, 2016 is as follows:

	September 30, 2017	December 31, 2016
	(in millions)
Advances on buy-back agreements	$2,904	$2,429
Warranty and campaign programs	1,059	940
Marketing and sales incentive programs	1,290	1,182
Tax payables	816	714
Accrued expenses and deferred income	595	634
Accrued employee benefits	726	633
Legal reserves and other provisions	369	355
Contract reserve	489	407
Restructuring reserve	80	30
Other	808	681
Total	$9,136	$8,005

Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs

CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three and nine months ended September 30, 2017 and 2016 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(in millions)		(in millions)
Balance at beginning of period	$1,027	$935	$940	$908
Current year additions	210	182	584	552
Claims paid	(193)	(174)	(509)	(511)
Currency translation adjustment and other	15	(4)	44	(10)
Balance at September 30	$1,059	$939	$1,059	$939